Cover	Aug. 07, 2020	Aug. 06, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 07, 2020
Entity Registrant Name		Arbutus Biopharma Corp
Entity Incorporation, State or Country Code		A1
Entity File Number		001-34949
Entity Tax Identification Number		98-0597776
Entity Address, Address Line One		701 Veterans Circle
Entity Address, City or Town		Warminster
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		18974
City Area Code		267
Local Phone Number		469-0914
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Shares, without par value
Trading Symbol		ABUS
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001447028
Document Information [Line Items]
Document Period End Date	Aug. 07, 2020